UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05037

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2014

Item 1. Report to Stockholders.

Annual Report

DECEMBER 31, 2014

Table of Contents

A Message to Our Shareholders	1

Sector Allocation	4

Expense Example	4

Performance Chart and Analysis	6

Schedule of Investments	8

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	13

Notes to Financial Statements	14

Report of Independent Registered Public Accounting Firm	22

Approval of Investment Advisory Agreement and
Investment Sub-Advisory Agreement	23

Trustees and Executive Officers	26

Additional Information	29

JORDAN OPPORTUNITY FUND
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2014

Dear Fellow Shareholder:

2014 proved to be a positive, yet challenging year for the Jordan Opportunity Fund.  For the year ended December 31, 2014, the S&P 500 Index was up 13.69% and the Fund was up 6.54%.*  Bolstered by strong corporate profits and better than expected economic growth, U.S. equities shrugged off a worldwide selloff in energy to end the year near record highs.  Unfortunately, due to the steep decline in oil prices, the Fund underperformed the broader markets throughout most of the fourth quarter and ultimately for the year.  Although we are disappointed in this recent underperformance, we believe energy prices should stabilize and the strong fundamentals of our key investment themes could be recognized.

The Fund utilizes written and purchased options as a hedging technique to enhance performance.  The use of options had minimal effect on the Fund’s performance for the year ended December 31, 2014.  Please refer to the Statement of Operations and Notes to Financial Statements.

The first half of 2014 was notable in its lack of equity volatility, as investor optimism was aided by low interest-rate assurances from both the Federal Reserve and the European Central Bank. Conversely, the second half of the year was dominated by volatility, sparked by a crude oil crash that sent prices cascading down almost 50% from the year’s high.  Coincidentally, with the collapse of oil came  the ascent of the dollar, which surged 5% in the quarter and 13% since the end of June.

Our favorite investment themes, which include our hospital holdings of HCA Holdings, Inc, Universal Health Services and Tenet Healthcare Corp, performed well throughout the majority of the year.  Although we have reduced our exposure in the group due to concerns about an upcoming Supreme Court case on the legalities of federal subsidies, we remain positive on the theme as a whole.

Another group that added to performance during the year was the investment banks and boutique advisory firms that have large exposure to mergers and acquisitions. The volume of merger and acquisition activity in 2014 was enormous and the Fund continues to own core positions in Lazard Ltd., Evercore Partners Inc., Morgan Stanley, and Goldman Sachs.  If M&A activity continues throughout 2015, we believe this group could benefit substantially.

A relatively newer theme for the Fund was one of its biggest detractors for the year.  Throughout the second half of 2014 the Fund purchased positions in several companies engaged in the production of solar modules and the development of

JORDAN OPPORTUNITY FUND
A MESSAGE TO OUR SHAREHOLDERS (Continued)
DECEMBER 31, 2014

solar power plants, such as First Solar Inc., Canadian Solar Inc., and Jinkosolar Holding Co.  These stocks had material underperformance throughout the fourth quarter as they moved in tandem with the price of crude oil.  This is an industry we have followed since the leading companies became public seven years ago, and we continue to be encouraged by their strong growth potential.  The continued high electricity prices and dramatic decline in solar power costs have combined to drive average annual global solar installation growth over 30% in this decade.  We expect strong growth to continue and for the stocks to break their recent correlation with oil prices.  If this occurs, we believe these stocks may perform well.

Looking ahead, our outlook for 2015 continues to be positive. We expect the U.S. economy and corporate earnings to continue to improve, sparking a significant rotation out of defensive groups and into stocks with greater growth opportunities.  While we expect some periods of increased volatility during the first half of the year, we plan on adding to our favorite themes during any market weakness.

Please feel free to contact us, or visit our website, www.jordanopportunity.com, if you have any comments or questions.

Sincerely,

Gerald R. Jordan
President & Portfolio Manager
Hellman, Jordan Management Co., Inc.

*Fund performance data quoted represents past performance and is no guarantee of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  For additional performance information and related disclosure please refer to the Performance Chart and Analysis section on page 6.

Must be preceded or accompanied by a prospectus.

The views in this report were those of the Fund manager as of December 31, 2014 and may not reflect his views on the date this report is first published or anytime thereafter.  These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

JORDAN OPPORTUNITY FUND
A MESSAGE TO OUR SHAREHOLDERS (Continued)
DECEMBER 31, 2014

Mutual fund investing involves risk. Principal loss is possible. The Fund’s investment parameters are diverse and as such may be subject to different forms of investment risk discussed herein. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods – these risks are greater in emerging markets. The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund may use derivatives such as options to increase its exposure to certain securities. These techniques will result in greater volatility for the Fund, particularly in periods of market declines. Investing a significant portion of the Fund’s assets in any sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were diversified among various sectors.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see page 8 for a complete list of fund holdings as of December 31, 2014.

Quasar Distributors, LLC, Distributor.

JORDAN OPPORTUNITY FUND
SECTOR ALLOCATION
DECEMBER 31, 2014 (Unaudited)

Sector Allocation	Percent of Net Assets
Information Technology	28.1%
Health Care	26.6%
Industrials	14.6%
Financials	11.9%
Money Market Fund	9.4%
Energy	4.5%
Consumer Discretionary	4.1%
Other Assets in Excess of Liabilities	0.8%
100.0%

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (Unaudited)

As a shareholder of the Jordan Opportunity Fund (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, which include investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  A $15.00 fee is currently charged by the Fund’s transfer agent when there is a request that redemption be made by wire transfer.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 60 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary and are not included in the example below. The example below includes, but is not limited to, investment advisory fees, fund accounting, custody and transfer agent fees. It does not include portfolio trading

JORDAN OPPORTUNITY FUND
EXPENSE EXAMPLE (Continued)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2014 (Unaudited)

commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	July 1, 2014 –
	July 1, 2014	December 31, 2014	December 31, 2014*
Actual	$1,000.00	$ 987.00	$7.81
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.34	$7.93

*
Expenses are equal to the Fund’s expense ratio for the most recent six-month period of 1.56% multiplied by the average account value over the period multiplied by 183/365 (to reflect the one half-year).

JORDAN OPPORTUNITY FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2014 (Unaudited)

Jordan Opportunity Fund vs. S&P 500® Index

Average Annual Total	One	Five	Ten
Return on 12/31/14	Year	Year	Year
Jordan Opportunity Fund	6.54%	10.85%	8.49%
S&P 500® Index	13.69%	15.45%	7.67%

Cumulative Performance Comparison

The graph and table compare the change in value of a hypothetical $10,000 investment in the Fund and a broad based securities market index for the 10 years ended December 31, 2014.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The S&P 500® Index is an unmanaged index which is widely regarded  as the standard for measuring large-cap U.S. stock market performance.  Returns include reinvested dividends.  One cannot invest directly in an index.

On January 21, 2005, a limited partnership managed by Hellman, Jordan Management Co., Inc., the Fund's sub-advisor, reorganized into the Fund.  This limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund.  The Fund's performance for periods prior to January 2005 is that of the limited partnership.  The limited partnership's expenses during the periods presented were higher than the Fund's expense ratio.  The limited partnership was not registered under the

JORDAN OPPORTUNITY FUND
PERFORMANCE CHART AND ANALYSIS (Continued)
DECEMBER 31, 2014 (Unaudited)

Investment Company Act of 1940 Act (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, would have adversely affected its performance.

The Fund's investment parameters are diverse and as such may be subject to different forms of investment risk; such as concentration risk, small- and medium-sized company risk, interest rate risk, high-yield bond and foreign securities risk.  The Fund may use derivatives such as options to increase its exposure to certain securities.  Please see the prospectus for a more detailed discussion of the risks that may be associated with the Fund.

Performance data quoted represents past performance and is not predictive of future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance shown.  Performance data current to the most recent month end may be obtained by calling (800) 441-7013.

The Fund imposes a 2% redemption fee on shares held less than 60 days.  Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

Shares		Value

COMMON STOCKS – 89.8%

Aerospace & Defense – 4.0%
7,050	Honeywell
	International, Inc.	$704,436
9,387	United Technologies
	Corp.	1,079,505
		1,783,941
Biotechnology – 12.8%
5,875	Alexion
	Pharmaceuticals,
	Inc. (a)	1,087,051
4,785	Biogen Idec, Inc. (a)	1,624,268
13,835	Celgene Corp. (a)	1,547,583
15,060	Forward Pharma
	A/S – ADR(a)	313,700
2,885	Regeneron
	Pharmaceuticals,
	Inc. (a)	1,183,571
		5,756,173
Building Products – 3.1%
28,225	Continental Building
	Products, Inc. (a)	500,429
32,340	USG Corp. (a)	905,197
		1,405,626
Capital Markets – 11.9%
27,205	Evercore
	Partners, Inc.	1,424,726
6,077	Goldman Sachs
	Group, Inc.	1,177,905
29,340	Lazard Ltd.	1,467,880
32,546	Morgan Stanley	1,262,785
		5,333,296
Computers & Peripherals – 2.4%
9,892	Apple, Inc.	1,091,879

Electrical Equipment – 2.9%
21,078	Emerson Electric Co.	1,301,145

Health Care Providers & Services – 10.6%
17,467	Community Health
	Systems, Inc. (a)	941,821
17,577	HCA Holdings,
	Inc. (a)	1,289,976
22,724	Tenet Healthcare
	Corp. (a)	1,151,425
12,307	Universal Health
	Services, Inc.	1,369,277
		4,752,499
Household Durables – 2.5%
7,060	Mohawk
	Industries, Inc. (a)	1,096,842

Internet Software & Services – 8.5%
13,214	Alibaba Group Holding
	Ltd. – ADR (a)	1,373,463
2,812	Baidu, Inc. – ADR (a)	641,052
11,155	Facebook, Inc. (a)	870,313
1,781	Google, Inc. (a)	945,105
		3,829,933
Machinery – 4.6%
6,223	Cummins, Inc.	897,170
30,323	Xylem, Inc.	1,154,396
		2,051,566
Oil, Gas & Consumable Fuels – 4.5%
10,911	Carrizo Oil &
	Gas, Inc. (a)	453,898
4,575	Concho
	Resources, Inc. (a)	456,356
11,844	Continental
	Resources, Inc. (a)	454,336
7,646	Diamondback
	Energy, Inc. (a)	457,077
12,030	Memorial Resource
	Development
	Corp. (a)	216,901
		2,038,568

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2014

Shares		Value

Pharmaceutical and Medicine
Manufacturing – 3.2%
9,142	Amgen, Inc.	$1,456,229

Semiconductors & Semiconductor
Equipment – 14.5%
43,233	Canadian Solar,
	Inc. (a)	1,045,806
18,153	First Solar, Inc. (a)	809,533
50,611	JinkoSolar Holding
	Co., Ltd. – ADR (a)	997,543
9,844	NXP Semiconductors
	N.V. (a)	752,082
54,800	SunEdison, Inc. (a)	1,069,148
26,620	SunPower Corp. (a)	687,595
51,890	Taiwan Semiconductor
	Manufacturing Co.,
	Ltd. – ADR	1,161,299
		6,523,006
Software – 2.7%
33,286	PTC, Inc. (a)	1,219,932

Textiles, Apparel & Luxury Goods – 1.6%
9,490	Michael Kors
	Holdings Ltd. (a)	712,699
TOTAL COMMON STOCKS
(Cost $36,155,701)		40,353,334

SHORT-TERM INVESTMENT – 9.4%
4,224,550	Invesco Short-Term
	Treasury Portfolio –
	Institutional Class,
	0.01% (b)	4,224,550
TOTAL SHORT-TERM
INVESTMENT
(Cost $4,224,550)		4,224,550
TOTAL INVESTMENTS IN
SECURITIES – 99.2%
(Cost $40,380,251)		44,577,884
Other Assets in
Excess of Liabilities – 0.8%		377,255
TOTAL NET
ASSETS – 100.0%		$44,955,139

ADR – American Depositary Receipt.
(a)	Non-income producing security.
(b)	Seven-day yield as of December 31, 2014.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2014

ASSETS
Investments in securities, at value (cost $40,380,251)	$44,577,884
Receivables:
Dividends and interest	1,620
Investment securities sold	461,204
Fund shares sold	57
Prepaid expenses	12,748
Total assets	45,053,513

LIABILITIES
Payables:
Investment advisory fees	39,240
Audit fees	20,986
Administration fees	7,970
Custody fees	274
Fund accounting fees	6,652
Transfer agent fees	12,714
Trustees fees	358
Chief Compliance Officer fees	2,029
Other accrued expenses	8,151
Total liabilities	98,374

NET ASSETS	$44,955,139

COMPONENTS OF NET ASSETS
Paid-in capital	$40,708,029
Accumulated net investment loss	(71)
Accumulated net realized gain on investments and options	49,548
Net unrealized appreciation on investments	4,197,633
Net assets	$44,955,139

Net Asset Value (unlimited shares authorized)
Net assets	$44,955,139
Shares of beneficial interest issued and outstanding	2,494,749
Net asset value, offering and redemption price per share	$18.02

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $1,287)	$627,443
Interest	752
Total investment income	628,195

EXPENSES
Investment advisory fees	469,153
Transfer agent fees	78,227
Administration fees	50,865
Fund accounting fees	42,456
Audit fees	21,097
Registration fees	19,746
Chief Compliance Officer fees	12,494
Custody fees	12,330
Miscellaneous expenses	11,203
Reports to shareholders	8,149
Legal fees	7,143
Trustee fees	6,067
Insurance expense	2,554
Total expenses	741,484
Net investment loss	(113,289)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY
Net realized gain on investments, options and foreign currency	7,596,280
Net realized gain on written options	8,831
Change in net unrealized depreciation on investments,
options and foreign currency	(4,513,247)
Net realized and unrealized gain on investments,
options and foreign currency	3,091,864
Net increase in net assets resulting from operations	$2,978,575

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2014	2013
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(113,289)	$(294,892)
Net realized gain on investments, options
and foreign currency	7,596,280	9,843,311
Net realized gain on written options	8,831	44,467
Change in net unrealized appreciation
(depreciation) on investments, options
and foreign currency	(4,513,247)	3,076,395
Net increase in net assets
resulting from operations	2,978,575	12,669,281
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(58,241)
From net realized gains	(203,631)	—
Total distributions	(203,631)	(58,241)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares (a)	(6,222,885)	(13,928,382)
Total decrease in net assets	(3,447,941)	(1,317,342)
NET ASSETS
Beginning of year	48,403,080	49,720,422
End of year	$44,955,139	$48,403,080
Undistributed net investment loss	$(71)	$—

(a)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	December 31, 2014		December 31, 2013
	Shares	Value	Shares	Value
Shares sold	40,978	$743,828	129,961	$1,885,313
Shares issued
in reinvestment
of distributions	10,465	189,309	3,147	52,996
Shares redeemed (b)	(406,488)	(7,156,022)	(1,071,812)	(15,866,691)
Net decrease	(355,045)	$(6,222,885)	(938,704)	$(13,928,382)

(b)	Net of redemption fees of $493 and $785, respectively.

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year

	Year Ended December 31,
	2014	2013	2012	2011	2010
Net asset value,
beginning of year	$16.98	$13.12	$11.49	$12.47	$10.85
INCOME FROM
INVESTMENT
OPERATIONS
Net investment income (loss)	(0.04)#	(0.09)#	0.03 #	(0.05)#	(0.05)
Net realized and unrealized
gain (loss) on investments	1.16	3.97	1.62	(0.93)	1.67
Total from investment operations	1.12	3.88	1.65	(0.98)	1.62
LESS DISTRIBUTIONS
From net investment income	—	(0.02)	(0.02)	—	—
From net realized gain	(0.08)	—	—	—	—
Total distributions	(0.08)	(0.02)	(0.02)	—	—
Paid-in capital from
redemption fees (Note 2)	0.00 *	0.00 *	0.00 *	0.00 *	0.00 *
Net asset value, end of year	$18.02	$16.98	$13.12	$11.49	$12.47
TOTAL RETURN	6.54%	29.65%	14.39%	(7.86)%	14.93%
SUPPLEMENTAL DATA
Net assets, end
of year (millions)	$45.0	$48.4	$49.7	$68.5	$108.2
Portfolio turnover rate	176%	139%	191%	234%	246%
Ratio of expenses to
average net assets	1.58%	1.50%	1.45%	1.34%	1.37%
Ratio of net investment income
(loss) to average net assets	(0.24)%	(0.60)%	0.22%	(0.38)%	(0.41)%

#	Calculated using the average shares outstanding.
*	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2014

NOTE 1 – ORGANIZATION

Jordan Opportunity Fund (the “Fund”) is a diversified series of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” Prior to April 30, 2009, the Fund was a series of Forum Funds.  The Fund commenced operations on January 21, 2005.  Prior to the Fund’s inception date, the Fund was organized as a limited partnership managed by Hellman, Jordan Management Co., Inc. (the “Sub-Advisor”).  This limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund.

The investment objective of the Fund is to seek capital appreciation.  The Fund seeks to achieve its objective by investing primarily in publicly traded stocks of U.S. companies regardless of market capitalization size.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price.  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2014

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Trust’s Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2014

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2014. See the Schedule of Investments for industry breakout:

	Level 1	Level 2	Level 3	Total
Common Stocks	$40,353,334	$—	$—	$40,353,334
Short-Term Investments	4,224,550	—	—	4,224,550
Total Investments in Securities	$44,577,884	$—	$—	$44,577,884

There were no transfers into or out of Levels 1, 2 or 3 during the year ended December 31, 2014 for the Fund.

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may make substantial use of options, which are derivatives and employ specialized trading techniques such as options trading to increase its exposure to certain selected securities.  The Fund may employ these techniques speculatively to enhance returns and not merely as hedging tools.

The following table indicates the average volume for the year ended December 31, 2014:

Average market value of:

Options written	$ 2,016
Options purchased	$20,420

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2014:

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2014

Change in
Unrealized
	Location of	Realized	Appreciation
	Gain (Loss)	Gain (Loss)	(Depreciation)
	on Derivatives	on Derivatives	on Derivatives
Hedging	Recognized	Recognized	Recognized
Instruments	in Income	in Income	in Income
Equity Contracts	Net realized and	$(8,345)	$—
unrealized gain (loss)
on investments, options
and foreign currency

Written Options	Net realized and	$8,831	$—
unrealized gain (loss)
on investments, options
and foreign currency

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At December 31, 2014, the Fund had no post October losses.

At December 31, 2014, the Fund did not have capital loss carryforwards.  The Fund utilized $7,055,560 capital loss carryforwards during the year ended December 31, 2014.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011-2013), or expected to be taken in the Fund’s 2014 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however the Fund is not aware of any tax

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2014

positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income, if any, are declared and paid annually.  Capital gains on securities, if any, are declared and paid at least on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Options Contracts.  The Fund may purchase call or put options on securities and indices.  As  the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date.  As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time until the expiration date. The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.  If an option expires on the stipulated date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  The Fund may write (sell) call or put options on securities and indices.  When the Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writer of an

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2014

option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The activity in written options during the year ended December 31, 2014, is as follows:

Premiums
	Contracts	Received
Options outstanding, beginning of period	—	$—
Options written	1,441	69,682
Options exercised	—	—
Options expired	—	—
Options closed	(1,441)	(69,682)
Options outstanding, end of period	—	$—

F.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price is equal to the Fund’s net asset value per share.  The Fund charges a 2.00% redemption fee on shares held less than 60 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts.  U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended December 31, 2014, the following adjustments were made:

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2014

Undistributed	Accumulated
Net Investment	Net Realized	Paid In
Income/(Loss)	Gain/(Loss)	Capital
$113,218	$(56,147)	$(57,071)

J.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Windowpane Advisors, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor renders investment advice and related services, including the oversight of the portfolio management services rendered by the Sub-Advisor and the purchase and sale of securities held in the portfolio of the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the year ended December 31, 2014, the Fund incurred $469,153 in advisory fees.

Hellman, Jordan Management Co. (the “Sub-Advisor”) is the Sub-Advisor to the Fund.  The sub-advisory fee, calculated as a percentage of the Fund’s average net assets, is paid by the Advisor.

During the period, the Advisor and Sub-Advisor may voluntarily waive their fees to the extent necessary to limit the Fund’s expenses to 2.00%.  Voluntary waivers of fees and expense reimbursements may be reduced or eliminated at anytime.  For the year ended December 31, 2014, no fees were waived.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund.  Fees paid by the Fund for Administration and Chief Compliance Officer services for the year ended December 31, 2014 are disclosed in the Statements of Operations.

JORDAN OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2014

Quasar Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2014, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $71,537,912 and $74,615,381, respectively.

There were no purchases or sales of long-term U.S. Government securities for the year ended December 31, 2014.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended December 31, 2014 and the year ended December 31, 2013 was as follows:

Distributions paid from:	December 31, 2014	December 31, 2013
Ordinary income	$—	$58,241
Long-term capital gain	203,631	—
	$203,631	$58,241

Distribution classifications may differ from the statement of changes in net assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$41,263,715
Gross tax unrealized appreciation	5,567,238
Gross tax unrealized depreciation	(2,253,069)
Net tax unrealized appreciation	$3,314,169
Undistributed ordinary income	—
Undistributed long-term capital gain	932,941
Total distributable earnings	932,941
Other accumulated gains	—
Total accumulated gain (loss)	$4,247,110

At December 31, 2014, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax treatment of wash sales, mark to market adjustments on PFICs, and partnership adjustments.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Professionally Managed Portfolios
and Shareholders Jordan Opportunity Fund

We have audited the accompanying statement of assets and liabilities of the Jordan Opportunity Fund (the “Fund”), a series of Professionally Managed Portfolios, including the schedule of investments, as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jordan Opportunity Fund as of December 31, 2014, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 27, 2015

JORDAN OPPORTUNITY FUND
ADVISORY AGREEMENTS
(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT

At a meeting held on August 7 and 8, 2014, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Windowpane Advisors, L.L.C. (the “Advisor”) for the Jordan Opportunity Fund (the “Fund”) and the Sub-Advisory Agreement for the Fund with Hellman, Jordan Management Co., Inc. (the “Sub-Advisor,” and together with the Advisor, the “Advisors”) .  At this meeting and at a prior meeting held on May 12 and 13, 2014, the Board received and reviewed substantial information regarding the Fund, the Advisor and the Sub-Advisor, and the services provided by the Advisor and the Sub-Advisor to the Fund under the Advisory Agreement and Sub-Advisory Agreement, respectively (together, the “Advisory Agreements”).  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.
The nature, extent and quality of the services provided and to be provided by the Advisors under the Advisory Agreements.  The Trustees considered the nature, extent and quality of each of the Advisor’s and Sub-Advisor’s overall services provided to the Fund as well as their specific responsibilities in all aspects of day-to-day investment management of the Fund.  In this regard, the Board considered the Advisor’s oversight role and responsibilities with regard to the Sub-Advisor and the Sub-Advisor’s role in the day-to-day management of the Fund’s portfolio.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor as well as the key personnel of the Sub-Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structures of each of the Advisors, including information regarding their compliance programs, chief compliance officers and each Advisor’s compliance records, and each Advisor’s disaster recovery/business continuity plans.  The Board also considered the prior relationship between the Advisor and Sub-Advisor and the Trust, as well as the Board’s knowledge of each Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss Fund performance and Sub-Advisor oversight, investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that each Advisor

JORDAN OPPORTUNITY FUND
ADVISORY AGREEMENTS (Continued)
(Unaudited)

had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their respective duties under the Advisory Agreements and that the nature, overall quality and extent of such management services are satisfactory.

2.
The Fund’s historical performance and the overall performance of the Advisors.  In assessing the quality of the portfolio management delivered by the Advisors, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to appropriate securities benchmarks and its peer funds utilizing Morningstar classifications.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing the Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

The Board noted that the Fund outperformed its peer group median and average for the ten-year period, outperformed its peer group median but underperformed its peer group average for the one-year and five year periods, and underperformed its peer group median and average for the three-year period.

The Board noted that the Advisor did not provide other advisory services to accounts other than the Fund, and therefore had no similarly managed separate accounts for purposes of comparison.  The Board noted that the Fund underperformed the Sub-Advisor’s similarly managed separate accounts for the one-year, three-year, five-year and ten-year periods, and considered the reasons for that underperformance.

The Board also considered the performance of the Fund against broad-based securities market benchmarks.

3.
The costs of the services to be provided by the Advisors and the structure of the Advisors’ fees under the Advisory Agreements.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and similarly managed separate accounts for other types of clients advised by the Sub-Advisor, as well as expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that both the Fund’s contractual advisory fee and net expense ratio were higher than those of its peer group median and average.  The Board concluded that the fees paid to the Advisor were not unreasonable.

JORDAN OPPORTUNITY FUND
ADVISORY AGREEMENTS (Continued)
(Unaudited)

The Board noted that the Advisor provided no other advisory services other than to the Fund, and therefore had no similarly managed separate accounts for purposes of comparison.  The Board took into consideration the services the Sub-Advisor provided to its similarly managed separate account clients comparing the fees charged for those management services to the fees charged to the Fund.  The Board found that the sub-advisory fee charged to the Fund (paid by the Advisor) was generally lower than the fees charged by the Sub-Advisor to its other similarly managed separate accounts, for which the Sub-Advisor generally acts as the sole investment advisor rather than a sub-advisor.

4.
Economies of Scale.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels began to increase.

5.
The profits to be realized by the Advisors and their affiliates from their relationship with the Fund.  The Board reviewed the Advisors’ financial information and took into account both the direct benefits and indirect benefits to the Advisors from advising the Fund.  The Board considered the profitability to the Advisors from their relationship with the Fund and considered any additional benefits derived by the Advisors from their relationship with the Fund, particularly benefits received in exchange for “soft dollars” paid to the Sub-Advisor.  The Board also reviewed information regarding fee offsets for separate account invested in the Fund and determined that the Advisors were not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisors with respect to the Advisory Agreements was not excessive, and that the Advisors had maintained adequate profit levels to support the services they provide to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor and the Sub-Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that continuing the Advisory Agreements would be in the best interest of the Fund and its shareholders.

JORDAN OPPORTUNITY FUND
TRUSTEES AND EXECUTIVE OFFICERS
(Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

Number
of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex(2)	Directorships
	with	Length	Occupation	Overseen	Held During
Name, Age	the	of Time	During Past	by	Past Five
and Address	Trust(1)	Served	Five Years	Trustees	Years

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	Formerly, President,	1	Director, PNC
(born 1943)	and	Term;	Talon Industries, Inc.		Funds, Inc.
c/o U.S. Bancorp	Trustee	Since	(business consulting);
Fund Services, LLC		May	formerly, Executive Vice
2020 E. Financial Way		1991.	President and Chief
Suite 100			Operating Officer,
Glendora, CA 91741			Integrated Asset
Management (investment
advisor and manager)
and formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment Consultant;	1	The Dana
(born 1939)		Term;	formerly, Chief Executive		Foundation;
c/o U.S. Bancorp		Since	Officer, Rockefeller Trust		The Univ. of
Fund Services, LLC		May	Co., (prior thereto Senior		Virginia Law
2020 E. Financial Way		1991.	Vice President), and Managing		School Fdn.
Suite 100			Director, Rockefeller & Co.
Glendora, CA 91741			(Investment Manager and
Financial Advisor); formerly,
Senior Vice President,
Norton Simon, Inc.

JORDAN OPPORTUNITY FUND
TRUSTEES AND EXECUTIVE OFFICERS (Continued)
(Unaudited)

Number
of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex(2)	Directorships
	with	Length	Occupation	Overseen	Held During
Name, Age	the	of Time	During Past	by	Past Five
and Address	Trust(1)	Served	Five Years	Trustees	Years

Eric W. Falkeis	Trustee	Indefinite	Chief Operating	1	Interested
(born 1973)		Term;	Officer, Direxion		Trustee,
c/o U.S. Bancorp		Since	Funds since 2013;		Direxion Funds.
Fund Services, LLC		September	formerly, Senior
2020 E. Financial Way		2011.	Vice President and
Suite 100			Chief Financial
Glendora, CA 91741			Officer (and other
positions), U.S.
Bancorp Fund
Services, LLC
1997-2013.

Carl A. Froebel	Trustee	Indefinite	Formerly President	1	None.
(born 1938)		Term;	and Founder,
c/o U.S. Bancorp		Since	National Investor
Fund Services, LLC		May	Data Services, Inc.
2020 E. Financial Way		1991.	(investment related
Suite 100			computer software).
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant, since	1	Independent
(born 1950)		Term;	July 2001; formerly,		Trustee, The
c/o U.S. Bancorp		Since	Executive Vice President,		Managers
Fund Services, LLC		May	Investment Company		Funds; Trustee,
2020 E. Financial Way		1991.	Administration, LLC		Managers
Suite 100			(mutual fund administrator).		AMG Funds,
Glendora, CA 91741					Aston Funds;
Advisory Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director, Chase
Investment
Counsel.

JORDAN OPPORTUNITY FUND
TRUSTEES AND EXECUTIVE OFFICERS (Continued)
(Unaudited)

Number
of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex(2)	Directorships
	with	Length	Occupation	Overseen	Held During
Name, Age	the	of Time	During Past	by	Past Five
and Address	Trust(1)	Served	Five Years	Trustees	Years

Officers of the Trust

Elaine E. Richards	President	Indefinite	Vice President and	Not	Not
(born 1968)		Term;	Legal Compliance	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Officer, U.S.
Fund Services, LLC		March	Bancorp Fund
2020 E. Financial Way		2013.	Services, LLC,
Suite 100	Secretary	Indefinite	since July 2007.
Glendora, CA 91741		Term;
Since
February
2008.

Eric C. VanAndel	Treasurer	Indefinite	Vice President,	Not	Not
(born 1975)		Term;	U.S. Bancorp Fund	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Services, LLC,
Fund Services, LLC		April	since April 2005.
615 East Michigan St.		2013.
Milwaukee, WI 53202

Donna Barrette	Chief	Indefinite	Senior Vice President	Not	Not
(born 1966)	Compliance	Term;	and Compliance	Applicable.	Applicable.
c/o U.S. Bancorp	Officer	Since	Officer, (and other
Fund Services, LLC		July	positions) U.S. Bancorp
615 East Michigan St.		2011.	Fund Services, LLC
Milwaukee, WI 53202	Anti-Money	Indefinite	since August 2004.
	Laundering	Term;
	Officer	Since
July
2011.
	Vice	Indefinite
	President	Term;
Since
July
2011.

(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)	The Trust is comprised of numerous series managed by unaffiliated investment advisers.

JORDAN OPPORTUNITY FUND

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended December 31, 2014, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconcilation Act of 2003.  The percentage of dividends declared from net investment income designated as qualified dividend income was 100%.

For corporate shareholders in the Jordan Opportunity Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended December 31, 2014 was 100%.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 441-7013. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the 12 months ending June 30 is available without charge, upon request, by calling (800) 441-7013 or through the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling (800) 441-7013.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, Annual and Semi-Annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at (800) 441-7013 to request individual copies of these documents or if your shares are held through a Financial Intermediary please contact them directly. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

PRIVACY NOTICE

The Fund collects non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Annual Report.

(This Page Intentionally Left Blank.)

Investment Advisor
Windowpane Advisors, LLC
550 West C Street, Suite 960
San Diego, California  92101

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103-3638

Legal Counsel
Paul Hastings LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Jordan Opportunity Fund
c/o U.S. Bancorp Fund
  Services, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701
1-800-441-7013
www.jordanopportunity.com

Custodian
U.S. Bank, National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
(800) 441-7013

Distributor
Quasar Distributors, LLC
615 East Michigan Street

Jordan Opportunity	FundSymbol – JORDX	CUSIP – 742935182

Copyright © 2014 Jordan Opportunity Fund, JORDX December 31, 2014 Annual Report

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2014	FYE 12/31/2013
Audit Fees	$18,500	$18,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2014	FYE 12/31/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2014	FYE 12/31/2013
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)                      /s/Elaine E. Richards
Elaine E. Richards, President

Date    March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/Elaine E. Richards
Elaine E. Richards, President

Date    March 2, 2015

By (Signature and Title)                      /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date    March 2, 2015

* Print the name and title of each signing officer under his or her signature.